Income Tax (Details) $ in Thousands, $ in Millions		5 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2027	Dec. 31, 2025 CNY (¥)	Apr. 30, 2026 HKD ($)	Dec. 31, 2025 CNY (¥)	Apr. 30, 2025	Dec. 31, 2026 CNY (¥)	Oct. 31, 2025 CNY (¥)	Apr. 30, 2026 USD ($)	Oct. 31, 2025 USD ($)
Income Tax [Line Items]
Tax rate percentage			25.00%		25.00%
Term of operating losses			5 years
Income tax credits and adjustments (in Yuan Renminbi) | ¥							¥ 1,000,000
Operating loss carryforwards (in Dollars)								$ 1,360	$ 1,180
Forecast [Member]
Income Tax [Line Items]
Tax rate percentage	20.00%
Park Ha Biological Technology [Member]
Income Tax [Line Items]
Tax rate percentage			16.50%
High and New Technology Enterprise [Member]
Income Tax [Line Items]
Tax rate percentage			15.00%
Hong Kong [Member]
Income Tax [Line Items]
Tax rate amount (in Dollars)			$ 2
Tax rate percentage			8.25%
Amount of effective income tax rate reconciliation assessable profit (in Dollars)			$ 2
China, PRC [Member] | High and New Technology Enterprise [Member]
Income Tax [Line Items]
Percentage of subject to profit tax rate								25.00%
Park Ha Jiangsu [Member]
Income Tax [Line Items]
Tax rate percentage			15.00%
Small and Low-Profit Enterprises (SLPEs) [Member] | Forecast [Member]
Income Tax [Line Items]
Tax rate percentage	25.00%
Corporate Income Tax (CIT) [Member] | Minimum [Member]
Income Tax [Line Items]
Tax rate percentage			25.00%
Corporate Income Tax (CIT) [Member] | Maximum [Member]
Income Tax [Line Items]
Tax rate percentage			20.00%
Ai Meihui’s Account [Member]
Income Tax [Line Items]
Income tax credits and adjustments (in Yuan Renminbi) | ¥		¥ 0		¥ 0
Taxable amount (in Dollars)
Xinyuexuan’s Account [Member]
Income Tax [Line Items]
Taxable amount (in Dollars)
Xinyuexuan’s Account [Member] | Forecast [Member]
Income Tax [Line Items]
Income tax credits and adjustments (in Yuan Renminbi) | ¥						¥ 0